UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

“CPX-NQ inserts”

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 42.2%
BANK 12.4%
Ally Financial, 7.25%, due 2/7/33	60,945	$1,221,338
Ally Financial, 7.30%, due 3/9/31, (PINES)	46,284	930,771
Ally Financial, 7.35%, due 8/8/32	100,022	2,046,450
Ally Financial, 7.375%, due 12/16/44	44,949	904,374
Ally Financial, 8.50%, due 5/15/16, Series A	1,367	23,854
BAC Capital Trust II, 7.00%, due 2/1/32, Series V	192,389	3,976,681
Citigroup Capital VII, 7.125%, due 7/31/31, (TruPS)	112,972	2,711,328
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)	476,696	11,211,890
Citigroup Capital XIV, 6.875%, due 6/30/66, (TruPS)	173,327	4,087,051
Citigroup Capital XV, 6.50%, due 9/15/66, (TruPS)	50,000	1,124,500
Citigroup Capital XVI, 6.45%, due 12/31/66, Series W (TruPS)	55,000	1,212,750
Citigroup Capital XVII, 6.35%, due 3/15/67, Series E	39,400	874,680
Citigroup Capital XX, 7.875%, due 12/15/67, (TruPs)	25,993	654,504
CoBank ACB, 7.00%, 144A ($50 Par Value)(a),(b)	62,000	2,619,500
Deutsche Bank Capital Funding Trust X, 7.35%	76,585	1,730,821
Fifth Third Capital Trust V, 7.25%, due 8/15/67	52,937	1,331,366
Fifth Third Capital Trust VI, 7.25%, due 11/15/67, (FRN)	280,192	7,055,235
Fleet Capital Trust VIII, 7.20%, due 3/15/32	51,132	1,063,034
KeyCorp, 7.75%, due 12/31/49, Series A ($100 Par Value)(Convertible)	14,277	1,449,115
KeyCorp Capital IX, 6.75%, due 12/15/66	303,612	7,620,661
KeyCorp Capital X, 8.00%, due 3/15/68, (TruPS)	141,355	3,569,214
Regions Financing Trust III, 8.875%, due 6/15/78	137,759	3,452,240
SunTrust Capital IX, 7.875%, due 3/15/68	45,812	1,163,167
Wachovia Capital Trust IV, 6.375%, due 3/1/67	69,350	1,737,217
Wachovia Capital Trust X, 7.85%, due 12/1/67	14,530	364,412
Wachovia Corp., 7.25%, Series A	105,101	2,706,351
Zions Bancorp, 9.50%, due 12/29/49, Series C	228,470	5,768,867
		72,611,371

	Number of Shares	Value
BANK—FOREIGN 3.3%
Barclays Bank PLC, 7.10%, Series III	43,411	$917,709
Barclays Bank PLC, 7.75%, Series IV	155,787	3,436,661
Deutsche Bank Contingent Capital Trust III, 7.60%	179,235	4,262,209
HSBC Holdings PLC, 8.00%, Series II	236,868	6,023,553
National Westminster Bank PLC, 7.76%, Series C	249,335	4,460,603
		19,100,735
ELECTRIC—INTEGRATED 0.1%
FPC Capital I, 7.10%, due 5/13/39, Series A (QUIPS)	32,075	838,120
FINANCE 3.2%
CREDIT CARD 0.8%
Capital One Capital II, 7.50%, due 6/15/66, (TruPS)	29,862	754,016
MBNA Capital, 8.10%, due 2/15/33, Series E (TOPrS)	59,666	1,417,067
MBNA Capital, 8.125%, due 10/1/32, Series D (TruPS)	100,768	2,352,933
		4,524,016
INVESTMENT BANKER/BROKER 0.9%
Merrill Lynch Capital Trust II, 6.45%, due 6/15/62, (ICONs)(FRN)	39,825	740,347
Morgan Stanley Capital Trust III, 6.25%, due 3/1/33	14,304	296,093
Morgan Stanley Capital Trust VII, 6.60%, due 10/15/66	199,968	4,311,310
		5,347,750
MORTGAGE LOAN/BROKER 1.5%
Countrywide Capital IV, 6.75%, due 4/1/33	213,038	4,088,199
Countrywide Capital V, 7.00%, due 11/1/36	248,096	4,763,443
		8,851,642
TOTAL FINANCE		18,723,408
INSURANCE 4.6%
LIFE/HEALTH INSURANCE—FOREIGN 0.4%
Aegon NV, 6.875%	29,410	597,905
Aegon NV, 7.25%	94,549	2,041,313
		2,639,218

	Number of Shares	Value
MULTI-LINE 1.5%
American Financial Group, 7.00%, due 9/30/50	63,731	$1,636,612
American International Group, 7.70%, due 12/18/62	268,003	6,164,069
MetLife, 6.50%, Series B	49,803	1,241,091
		9,041,772
MULTI-LINE—FOREIGN 1.2%
Allianz SE, 8.375%(c)	104,175	2,708,550
ING Groep N.V., 7.375%	164,685	3,148,777
ING Groep N.V., 8.50%	44,018	971,918
		6,829,245
REINSURANCE—FOREIGN 1.5%
Arch Capital Group Ltd., 8.00%, Series A	23,111	583,553
Arch Capital Group Ltd., 7.875%, Series B	71,952	1,820,385
Endurance Specialty Holdings Ltd., 7.50%, Series B	134,298	3,305,074
Montpelier Re Holdings Ltd., 8.875%	112,175	2,878,410
		8,587,422
TOTAL INSURANCE		27,097,657
INTEGRATED TELECOMMUNICATIONS SERVICES 4.6%
Qwest Corp., 7.375%, due 6/1/51	475,599	11,932,779
Qwest Corp., 7.50%, due 9/15/51	240,000	5,971,200
Telephone & Data Systems, 6.875%, due 11/15/59	136,432	3,472,195
Telephone & Data Systems, 7.00%, due 3/15/60	227,146	5,867,181
		27,243,355
MEDIA—DIVERSIFIED SERVICES 0.4%
CBS Corp., 6.75%, due 3/27/56	67,067	1,690,088
Comcast Corp., 6.625%, due 5/15/56	28,050	734,910
		2,424,998

	Number of Shares	Value
REAL ESTATE 12.4%
DIVERSIFIED 3.0%
Cousins Properties, 7.75%, Series A	107,037	$2,641,673
DuPont Fabros Technology, 7.875%, Series A	198,229	5,068,716
Harris Preferred Capital Corp., 7.375%, Series A	4,720	119,652
Lexington Corporate Properties Trust, 8.05%, Series B	106,750	2,615,375
Lexington Realty Trust, 7.55%, Series D	53,560	1,282,762
Sovereign Real Estate Investment Trust, 12.00%, 144A ($1000 Par Value)(a)	2,500	2,898,672
Vornado Realty Trust, 6.875%, Series J	105,000	2,716,350
		17,343,200
HEALTH CARE 0.3%
Cogdell Spencer, 8.50%, Series A	65,000	1,530,425
HOTEL 1.2%
Hersha Hospitality Trust, 8.00%, Series B	69,854	1,560,538
Pebblebrook Hotel Trust, 7.875%, Series A	92,851	2,286,920
Sunstone Hotel Investors, 8.00%, Series D	114,300	2,438,019
Sunstone Hotel Investors, 8.00%, Series A	33,000	750,420
		7,035,897
INDUSTRIAL 0.5%
First Potomac Realty Trust, 7.75%, Series A	130,000	3,146,000
OFFICE 1.9%
CommonWealth REIT, 6.50%, Series D (Convertible)	169,959	3,468,863
Cousins Properties, 7.50%, Series B	76,350	1,846,907
Hudson Pacific Properties, 8.375%, Series B	94,810	2,503,932
SL Green Realty Corp., 7.625%, Series C	129,430	3,183,978
		11,003,680
OFFICE/INDUSTRIAL 0.7%
PS Business Parks, 7.00%, Series H	54,948	1,372,601
PS Business Parks, 7.375%, Series O	112,609	2,815,225
		4,187,826

	Number of Shares	Value
RESIDENTIAL 1.8%
APARTMENT 1.1%
Alexandria Real Estate Equities, 7.00%, Series D	25,000	$606,250
Apartment Investment & Management Co., 7.75%, Series U	116,966	2,898,417
Apartment Investment & Management Co., 8.00%, Series V	35,150	884,726
Apartment Investment & Management Co., 7.875%, Series Y	88,000	2,191,200
		6,580,593
MANUFACTURED HOME 0.7%
Equity Lifestyle Properties, 8.034%, Series A	164,520	4,109,710
TOTAL RESIDENTIAL		10,690,303
SHOPPING CENTER 2.8%
COMMUNITY CENTER 2.0%
Cedar Shopping Centers, 8.875%, Series A	38,000	898,700
DDR Corp., 7.375%, Series H	120,587	2,836,206
DDR Corp., 7.50%, Series I	148,100	3,520,337
Kimco Realty Corp., 7.75%, Series G	3,145	80,512
Kite Realty Group Trust, 8.25%, Series A	62,490	1,406,025
Ramco-Gershenson Properties Trust, 7.25%, Series D ($50 Par Value)(Convertible)	15,218	583,914
Regency Centers Corp., 7.45%, Series C	75,079	1,891,991
Regency Centers Corp., 7.25%, Series D	30,300	760,530
		11,978,215
REGIONAL MALL 0.8%
CBL & Associates Properties, 7.375%, Series D	202,810	4,678,827
TOTAL SHOPPING CENTER		16,657,042
SPECIALTY 0.2%
Entertainment Properties Trust, 7.375%, Series D	45,039	1,087,692
TOTAL REAL ESTATE		72,682,065
SPECIAL PURPOSE ENTITY 0.1%
National City Capital Trust IV, 8.00%, due 8/30/67, (TruPS)	20,000	509,400
TRANSPORT—MARINE 1.0%
Seaspan Corp., 9.50%, due 1/29/49, Series C	224,513	5,998,987

	Number of Shares	Value
UTILITIES—MULTI-UTILITIES 0.1%
Dominion Resources, 8.375%, due 6/15/64, Series A	23,333	$678,757
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$258,939,670)		247,908,853
PREFERRED SECURITIES—CAPITAL SECURITIES 53.7%
BANK 17.1%
Citigroup Capital III, 7.625%, due 12/1/36	3,000,000	2,959,923
Citigroup Capital XXI, 8.30%, due 12/21/57	7,500,000	7,368,750
CoBank ACB, 11.00%, Series C, 144A ($50 Par Value)(a)	45,000	2,348,438
Farm Credit Bank of Texas, 10.00%, due 12/15/20 ($1000 Par Value), Series I	14,200	16,432,062
JP Morgan Chase & Co., 7.90%, due 4/29/49, Series I (FRN)	16,850,000	17,412,369
JP Morgan Chase Capital XVIII, 6.95%, due 8/17/36, Series R	3,500,000	3,501,652
JP Morgan Chase Capital XXV, 6.80%, due 10/1/37, Series Y	9,750,000	9,815,208
JP Morgan Chase Capital XXVII, 7.00%, due 11/1/39, Series AA	2,424,000	2,440,192
NB Capital Trust II, 7.83%, due 12/15/26	1,750,000	1,581,563
NB Capital Trust IV, 8.25%, due 4/15/27	1,850,000	1,729,750
PNC Financial Services Group, 6.75%, due 7/29/49, (FRN)	11,500,000	11,053,041
Wells Fargo & Co., 7.98%, due 3/29/49, Series K (FRN)	11,850,000	12,264,750
Wells Fargo & Co., 7.50%, Series L (Convertible)	10,850	11,208,702
		100,116,400

	Number of Shares	Value
BANK—FOREIGN 8.3%
Abbey National Capital Trust I, 8.963%, due 12/29/49	2,950,000	$2,867,848
Barclays Bank PLC, 6.278%, due 12/31/49	1,250,000	837,891
Barclays Bank PLC, 6.86%, due 9/29/49, 144A (FRN)(a)	8,400,000	6,132,000
BNP Paribas, 7.195%, due 12/31/49, 144A(a)	3,850,000	3,003,000
Claudius Ltd., 7.875%, due 12/12/49	2,000,000	1,940,000
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(a)	4,274,000	5,235,650
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(a)	3,550,000	2,396,250
Rabobank Nederland, 8.375%, due 12/31/49	2,250,000	2,263,297
Rabobank Nederland, 11.00%, due 6/29/49, 144A(a)	4,380,000	5,281,382
Resona Preferred Global Securities, 7.191%, due 12/29/49, 144A (FRN)(a)	7,220,000	6,756,758
Santander UK PLC, 7.95%, due 10/26/29	1,500,000	1,357,481
SMFG Preferred Capital, 9.50%, due 7/29/49, 144A (FRN)(a)	6,100,000	6,710,000
Standard Chartered PLC, 7.014%, due 7/29/49, 144A(a)	4,450,000	4,006,531
		48,788,088
FINANCE 4.9%
CREDIT CARD 3.8%
American Express Co., 6.80%, due 9/1/66	5,805,000	5,645,362
Capital One Capital III, 7.686%, due 8/15/36	6,700,000	6,574,375
Capital One Capital VI, 8.875%, due 5/15/40	9,800,000	9,993,374
		22,213,111
DIVERSIFIED FINANCIAL SERVICES 0.5%
Credit Suisse Group Guernsey I Ltd., 7.875%, due 2/24/41	3,000,000	2,704,500
INVESTMENT ADVISORY SERVICES—FOREIGN 0.5%
Old Mutual PLC, 8.00%, due 6/3/21	2,000,000	2,802,243
MORTGAGE LOAN/BROKER 0.1%
Countrywide Capital III, 8.05%, due 6/15/27, Series B	1,010,000	936,775
TOTAL FINANCE		28,656,629

	Number of Shares	Value
INSURANCE 13.7%
LIFE/HEALTH INSURANCE 2.5%
American General Institutional Capital B, 8.125%, due 3/15/46, 144A(a)	1,750,000	$1,627,500
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(a)	2,800,000	2,590,000
Lincoln National Corp., 7.00%, due 5/17/66	2,750,000	2,392,500
Prudential Financial, 8.875%, due 6/15/38	7,500,000	8,165,625
		14,775,625
LIFE/HEALTH INSURANCE—FOREIGN 1.7%
Dai-Ichi Mutual Life, 7.25%, due 12/29/49, 144A(a)	3,500,000	3,448,060
Prudential PLC, 7.75%, due 6/23/16	7,250,000	6,688,125
		10,136,185
MULTI-LINE 4.6%
American International Group, 8.175%, due 5/15/58, (FRN)	7,250,000	6,425,313
AON Corp., 8.205%, due 1/1/27	1,000,000	1,168,181
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a)	10,565,000	10,459,350
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a)	8,025,000	9,068,250
		27,121,094
MULTI-LINE—FOREIGN 1.0%
AXA SA, 8.60%, due 12/15/30	2,000,000	2,244,660
AXA SA, 6.463%, due 12/29/49, 144A(a)	1,000,000	707,500
Old Mutual Capital Funding PLC, 8.00%, due 5/29/49	3,250,000	3,030,625
		5,982,785
PROPERTY CASUALTY 1.2%
ACE Capital Trust II, 9.70%, due 4/1/30	1,800,000	2,302,135
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a)	5,325,000	4,712,625
		7,014,760

	Number of Shares	Value
REINSURANCE—FOREIGN 2.7%
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(a)	6,150,000	$5,335,125
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A(a)	6,775,000	6,134,193
Swiss Re Capital I LP, 6.854%, due 5/29/49, 144A(a)	2,000,000	1,828,960
Swiss Reinsurance Co. Ltd., Series I, 7.635%, due 12/31/49	3,000,000	2,340,329
		15,638,607
TOTAL INSURANCE		80,669,056
INTEGRATED TELECOMMUNICATIONS SERVICES 2.6%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(a)	12,999	15,050,405
OIL & GAS EXPLORATION & PRODUCTION 0.4%
Origin Energy Finance Ltd., 7.875%, due 6/16/71 (Australia) (EUR)(d)	2,000,000	2,392,311
PIPELINES 3.7%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	8,000,000	8,269,880
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B	6,850,000	6,952,914
Enterprise Products Operating LP, 8.375%, due 8/1/66	6,360,000	6,597,037
		21,819,831
UTILITIES 3.0%
ELECTRIC UTILITIES 1.3%
FPL Group Capital, 7.30%, due 9/1/67, Series D	7,200,000	7,460,885
MULTI UTILITIES 1.7%
Dominion Resources, 7.50%, due 6/30/66, Series A	4,395,000	4,536,827
PPL Capital Funding, 6.70%, due 3/30/67, Series A	5,838,000	5,581,542
		10,118,369
TOTAL UTILITIES		17,579,254
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$331,435,903)		315,071,974

	Principal Amount	Value
CORPORATE BONDS 2.4%
BANK 0.4%
Regions Financial Corp., 7.375%, due 12/10/37	$2,800,000	$2,324,000
INSURANCE—PROPERTY CASUALTY 0.7%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a)	4,500,000	4,265,586
INTEGRATED TELECOMMUNICATIONS SERVICES 1.1%
Citizens Communications Co., 9.00%, due 8/15/31	7,350,000	6,302,625
REAL ESTATE—SHOPPING CENTER 0.2%
BR Malls International Finance Ltd., 8.50%, due 1/29/49, 144A (Brazil)(a),(b)	1,000,000	1,030,000
TOTAL CORPORATE BONDS (Identified cost—$15,340,555)		13,922,211

		Number of Shares
SHORT-TERM INVESTMENTS 1.3%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(e)		3,800,104	3,800,104
Federated Government Obligations Fund, 0.01%(e)		3,800,104	3,800,104
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$7,600,208)			7,600,208

TOTAL INVESTMENTS (Identified cost—$613,316,336)	99.6%		584,503,246
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		2,507,096
NET ASSETS	100.0%		$587,010,342

Glossary of Portfolio Abbreviations

AUD	Australian Dollar
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound

ICONs	Income Capital Obligation Notes
PINES	Public Income Notes
QUIPS	Quarterly Income Preferred Securities
REIT	Real Estate Investment Trust
TOPrS	Trust Originated Preferred Securities
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.
(a)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 19.4% of net assets of the Fund, of which 0.6% are illiquid.
(b)	Illiquid security. Aggregate holdings equal 0.6% of net assets of the Fund.
(c)	A portion of the security is segregated as collateral for open forward foreign currency exchange contracts: $260,000 has been segregated as collateral.
(d)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.4% of the net assets of the Fund.

(e)	Rate quoted represents the seven day yield of the fund.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities – $25 Par Value – Bank	$72,611,371	$69,991,871	$—	$2,619,500
Preferred Securities – $25 Par Value – Insurance – Multi-Line – Foreign	6,829,245	4,120,695	2,708,550	—
Preferred Securities – $25 Par Value – Other Industries	168,468,237	168,468,237	—	—
Preferred Securities – Capital Securities – Bank	100,116,400	13,557,139	86,559,261	—
Prederred Securities – Capital Securities – Oil & Gas Exploration & Production	2,392,311	—	—	2,392,311
Preferred Stocks – Capital Securities – Other Industries	212,563,263	—	212,563,263	—
Corporate Bonds	13,922,211	—	13,922,211	—
Money Market Funds	7,600,208	—	7,600,208	—
Total Investments	$584,503,246	$256,137,942	$323,353,493	$5,011,811
Other Financial Instruments*	$467,667	—	$467,667	—

* Other financial instruments are forward foreign currency exchange contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Total Investments in Securities	Preferred Securities - $25 Par Value - Bank	Preferred Securities – Capital Securities – Oil & Gas Exploration & Production
Balance as of December 31, 2010	$—	$—	$—
Change in unrealized depreciation	(824,458)	(315,660)	(508,798)
Purchases	5,836,269	2,935,160	2,901,109
Balance as of September 30, 2011	$5,011,811	$2,619,500	$2,392,311

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 preferred securities have been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Derivative Instruments: The following is a summary of the market valuations of the Fund’s derivative instruments as of September 30, 2011:

Foreign exchange contracts	$467,667

Forward Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Fund may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts (forward contracts) to hedge or manage these exposures. Forward contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.  The risks include the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 3. Income Tax Information

As of September 30, 2011, the federal tax cost and net unrealized depreciation on securities were as follows:

Cost for federal income tax purposes	$613,316,336
Gross unrealized appreciation	$2,691,026
Gross unrealized depreciation	(31,504,116)
Net unrealized depreciation	$(28,813,090)

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 29, 2011